EQUITY BASED COMPENSATION	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Equity Based Compensation
8.	EQUITY BASED COMPENSATION
In February 2021, Greenidge adopted an equity incentive plan and reserved 3,831,112 shares of common stock for issuance under the plan (the “2021 Equity Plan”).
Restricted Common Stock Unit Awards
During the three and six months ended June 30, 2021, the Company awarded 0 and
 616,920

restricted common stock units (“RSUs”), respectively, under the 2021 Equity Plan to directors, which are generally eligible to vest over a three-year period.
The Company’s unvested restricted common stock unit awards activity for the six months ended June 30, 2021 is summarized below:

	RSUs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	—	$—
Granted	616,920	6.25

Unvested at June 30, 2021	616,920	6.25
The value of RSU grants
is measured based on their fair market value on the date of grant and amortized over their requisite service periods. During the six months ended June 30, 2021, the fair market value of the awards granted totaled $3,856 and as of June 30, 2021, there was approximately $3,427 of total unrecognized compensation cost related to unvested restricted stock rights, which is expected to be recognized over a remaining weighted-average vesting period of approximately 3 years.

Common Stock Options
The Company’s stock options activity for the six months ended June 30, 2021 is summarized below:

	Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2020	—	$—	—
Granted	716,968	6.01	10.00
Exercised	(160,000)	6.25	0.10
Forfeited	(6,000)	6.25	9.70

Outstanding at June 30, 202 1	550,968	6.01	9.68
Options vested and expected to vest as of June 30, 2021	550,968	6.01	9.68
Options vested and exercisable as of June 30, 2021	257,484	$5.80	9.64
The value of common stock option grants is measured based on their fair market value on the date of grant and amortized over their requisite service periods. During the six months ended June 30, 2021, the fair market value of the awards granted totaled $1,151 and as of June 30, 2021, there was approximately $438 of total unrecognized compensation cost related to unvested options, which is expected to be recognized over a remaining weighted-average vesting period of approximately 1.2 years
.
The intrinsic value of options exercised during the six months ended June 30, 2021 was immaterial.
The weighted average assumptions relating to the valuation of stock options granted for the six months ended June 30, 2021 were as follows:

Weighted Average fair value of grants	$1.60
Expected volatility	35%
Expected term (years)	4.5
Risk-free interest rate	0.4%
Expected dividend yield	0.0%
Stock-based Compensation
The Company recognized stock-based compensation expense of $406 and $1,062 within selling, general and administrative expenses during the three and six months ended June 30, 2021. No stock-based compensation expense was recognized during the three and six months ended June 30, 2020.
Stock-based compensation expense is included in selling, general and administrative expenses in the accompanying unaudited condensed interim consolidated statements of operations.